Operatings Segments (Details 1)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Customer A [Member]
Revenue percentage	37.00%	18.00%	30.00%	13.00%
Customer B [Member]
Revenue percentage	24.00%	13.00%	19.00%	11.00%
Customer C [Member]
Revenue percentage	12.00%	13.00%	11.00%	17.00%
Customer E [Member]
Revenue percentage			11.00%	25.00%